Related Party Transactions and Arrangements (Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Incurred [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	$ 34,804,000	$ 2,311,000
Incurred [Member] | Nonrecurring Fees [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	27,138,000	1,692,000
Incurred [Member] | Nonrecurring Fees [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	3,350,000	182,000
Incurred [Member] | Nonrecurring Fees [Member] | Other Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	592,000	148,000
Incurred [Member] | Recurring Fees [Member] | Base Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	2,035,000	274,000
Incurred [Member] | Recurring Fees [Member] | Incentive Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	771,000	0
Forgiven [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	3,512,000	289,000
Forgiven [Member] | Nonrecurring Fees [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0
Forgiven [Member] | Nonrecurring Fees [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0
Forgiven [Member] | Nonrecurring Fees [Member] | Other Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0
Forgiven [Member] | Recurring Fees [Member] | Base Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	1,823,000	274,000
Forgiven [Member] | Recurring Fees [Member] | Incentive Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	771,000	0
Payable [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	382,000	37,000
Payable [Member] | Nonrecurring Fees [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	364,000	37,000
Payable [Member] | Nonrecurring Fees [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0
Payable [Member] | Nonrecurring Fees [Member] | Other Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	18,000	0
Payable [Member] | Recurring Fees [Member] | Base Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0
Payable [Member] | Recurring Fees [Member] | Incentive Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	$ 0	$ 0
American Realty Capital Advisors III LLC [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Property Management Fees Earned by Related Party, Percentage of Benchmark	228429800.00%